Related Party Transactions - Private Placement Shares (Details) - USD ($)			3 Months Ended	9 Months Ended
	Jan. 28, 2021	Jul. 10, 2020	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	May 31, 2020
Related Party Transactions
Share issue price			$ 25	$ 0.01	$ 25	$ 5.00
Number of warrants to purchase shares issued (in shares)				800,000
Cash proceeds from exercise of warrants	$ 20,000,000
Exercise price of warrants (in dollars per share)				$ 25.00
Therapeutics Acquisition Corp.
Related Party Transactions
Shares issued				1,770,000
Therapeutics Acquisition Corp. | Private Placement | Sponsor
Related Party Transactions
Shares issued		471,400
Share issue price		$ 10.00
Consideration received		$ 4,700,000	$ 25,000,000	$ 25,000,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days